Segment Information	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Segment Reporting [Abstract]
Segment Information

(18) Segment Information

Alion operates as a single segment, providing advanced engineering, information technology and operational solutions to strengthen national security and drive business results under contracts with the U.S. government, state and local governments, and commercial customers.

U.S. government customers typically exercise independent contracting authority. U.S. government agencies, department offices or divisions may use Alion’s services as a separate customer directly, or through a prime contractor, if they have independent decision-making and contracting authority within their organization. U.S. government prime contracts accounted for approximately 85% and 87% of total contract revenue for the six months ended March 31, 2014, and 2013.

(20) Segment Information and Customer Concentration

Alion operates as a single segment, providing advanced engineering, information technology and operational solutions to strengthen national security and drive business results under contracts with the U.S. government, state and local governments, and commercial customers.

U.S. government customers typically exercise independent contracting authority. U.S. government agencies, department offices or divisions may use Alion’s services as a separate customer directly, or through a prime contractor, if they have independent decision-making and contracting authority within their organization. U.S. government prime contracts accounted for approximately 89%, 86%, and 84% of total contract revenue for the years ended September 30, 2013, 2012 and 2011. The following five prime contracts represented over 50% of our revenue for the past three years.

		Fiscal Years Ended September 30,
Government Agency	Contract	2013	2012	2011
DoD—Defense Information Systems Agency	Weapons System Information Analysis Center for the Defense Information Systems Agency (ID/IQ contract vehicle)	27.6%	17.1%	8.2%
DoD—U.S. Navy	Seaport-E Multiple Award Contract for the Naval Sea Systems Command (ID/IQ contract vehicle)	20.7%	20.1%	13.5%
DoD—U.S. Air Force	Technical and Analytical Support for the U.S. Air Force	8.4%	9.9%	11.2%
DoD—U.S. Navy	Naval Sea Systems Command Surface Ships Life Cycle Program Management and Engineering Support	7.2%	5.8%	N/A
DoD—Defense Information Systems Agency	Modeling and Simulation Information Analysis Center for the Defense Information Systems Agency (ID/IQ contract vehicle)	2.5%	8.1%	14.1%